Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade and other receivables, net
	For the year ended December 31
	2021	2020
Trade receivables, net of discounts [1]	$111,071	$95,819
Impairment of trade receivables	(8,755)	(9,573)
Other receivables	15,132	10,247
Trade receivables, net of discounts and impairment	$117,449	$96,493

[1]	Discount and return provision amounts to $7,345 (2020: $3,878).